Restricted Net Assets - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restricted Net Assets
Appropriation of after-tax income to general reserve fund or statutory surplus reserve fund (as a percentage)	10.00%
Transfer of assets, restricted portion	¥ 3,054.1	¥ 3,573.1